S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value	$ (111,081)
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.31
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.69
Net Tangible Book Value, Adjusted	$ 91,050,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,425,344
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.32
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.68
Net Tangible Book Value, Adjusted	$ 104,621,693
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,555,162
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.32
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.68
Net Tangible Book Value, Adjusted	$ 60,113,068
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,300,344
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.33
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.67
Net Tangible Book Value, Adjusted	$ 69,043,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,961,412
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.57
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.43
Net Tangible Book Value, Adjusted	$ 29,175,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,175,344
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.57
Net Tangible Book Value, Adjusted	$ 33,465,443
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,367,662
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.35)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.35
Net Tangible Book Value, Adjusted	$ (1,761,932)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,050,344
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.37)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.37
Net Tangible Book Value, Adjusted	$ (2,112,682)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,773,912
Full Over- Allotment [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.43
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.33
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.34
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	5.34
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	5.35
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.59
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.59
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.33)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.35)
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	92,149
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(118,000)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(118,000)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(118,000)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(118,000)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,062,500)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,671,875)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,437,500)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,953,125)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,125,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,593,750)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(31,250,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(35,937,500)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,750,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(107,812,500)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (143,750,000)
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,125,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,593,750)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(9,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,781,250)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)